Cover	6 Months Ended
May 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BioPower Operations Corporation
Entity Central Index Key	0001510832
Entity Tax Identification Number	27-4460232
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	BioPower Operations Corporation
Entity Address, Address Line Two	20801 Biscayne Blvd.
Entity Address, Address Line Three	Suite 403
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	786
Local Phone Number	923-0272
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Oct. 07, 2022
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	BioPower Operations Corporation
Entity Address, Address Line Two	20801 Biscayne Blvd.
Entity Address, Address Line Three	Suite 403
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	786
Local Phone Number	923-0272
Contact Personnel Name	Troy MacDonald